Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 16.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.
Table 16.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2017			December 31, 2016
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$209,677	2,492	1,092	235,222	6,587	2,710
Foreign exchange contracts (1)	34,135	1,482	1,137	25,861	673	2,779
Total derivatives designated as
qualifying hedging instruments		3,974	2,229		7,260	5,489
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts (2)	220,558	159	201	228,051	1,098	1,441
Equity contracts	12,315	716	138	7,964	545	83
Foreign exchange contracts	15,976	78	309	20,435	626	165
Credit contracts - protection purchased	111	37	—	482	102	—
Subtotal		990	648		2,371	1,689
Customer accommodation trading and
other derivatives:
Interest rate contracts	6,434,673	14,979	14,179	6,018,370	57,583	61,058
Commodity contracts	62,530	2,354	1,335	65,532	3,057	2,551
Equity contracts	213,750	6,291	8,363	151,675	4,813	6,029
Foreign exchange contracts	362,896	7,413	7,122	318,999	9,595	9,798
Credit contracts - protection sold	9,021	147	214	10,483	85	389
Credit contracts - protection purchased	17,406	207	208	19,964	365	138
Other contracts	—	—	—	961	—	47
Subtotal		31,391	31,421		75,498	80,010
Total derivatives not designated as hedging instruments		32,381	32,069		77,869	81,699
Total derivatives before netting		36,355	34,298		85,129	87,188
Netting (3)		(24,127)	(25,502)		(70,631)	(72,696)
Total		$12,228	8,796		14,498	14,492

(1)
Notional amounts presented exclude $500 million and $1.9 billion of interest rate contracts at December 31, 2017 and 2016, respectively, for certain derivatives that are combined for designation as a hedge on a single instrument. The notional amount for foreign exchange contracts at December 31, 2017 and 2016, excludes $13.5 billion and $9.6 billion, respectively for certain derivatives that are combined for designation as a hedge on a single instrument.

(2)	Includes economic hedge derivatives used to hedge the risk of changes in the fair value of residential MSRs, MHFS, loans, derivative loan commitments and other interests held.

(3)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See the next table in this Note for further information.

Gross Fair Values of Derivative Assets and Liabilities
Table 16.2 provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the balance sheet. The “Gross amounts recognized” column in the following table includes $30.0 billion and $29.9 billion of gross derivative assets and liabilities, respectively, at December 31, 2017, and $74.4 billion and $78.4 billion, respectively, at December 31, 2016, with counterparties subject to enforceable master netting arrangements that are carried on the balance sheet net of offsetting amounts. The remaining gross derivative assets and liabilities of $6.4 billion and $4.4 billion, respectively, at December 31, 2017 and $10.7 billion and $8.7 billion, respectively, at December 31, 2016, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such, we do not net derivative balances or collateral within the balance sheet for these counterparties.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these netting adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
We do not net non-cash collateral that we receive and pledge on the balance sheet. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within Table 16.2 represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in over-the-counter markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to master netting arrangements. The percentage of our bilateral derivative transactions outstanding at period end in such markets, based on gross fair value, is provided within the following table. Other derivative contracts executed in over-the-counter or exchange-traded markets are settled through a central clearing organization and are excluded from this percentage. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 16.2: Gross Fair Values of Derivative Assets and Liabilities

(in millions)	Gross amounts recognized (1)	Gross amounts offset in consolidated balance sheet (1)(2)	Net amounts in consolidated balance sheet	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting) (3)	Net amounts	Percent exchanged in over-the-counter market (1)(4)
December 31, 2017
Derivative assets
Interest rate contracts	$17,630	(11,929)	5,701	(145)	5,556	99%
Commodity contracts	2,354	(966)	1,388	(4)	1,384	88
Equity contracts	7,007	(4,233)	2,774	(596)	2,178	76
Foreign exchange contracts	8,973	(6,656)	2,317	(25)	2,292	100
Credit contracts-protection sold	147	(145)	2	—	2	10
Credit contracts-protection purchased	244	(198)	46	(3)	43	89
Total derivative assets	$36,355	(24,127)	12,228	(773)	11,455
Derivative liabilities
Interest rate contracts	$15,472	(13,226)	2,246	(1,078)	1,168	99%
Commodity contracts	1,335	(648)	687	(1)	686	76
Equity contracts	8,501	(4,041)	4,460	(400)	4,060	85
Foreign exchange contracts	8,568	(7,189)	1,379	(204)	1,175	100
Credit contracts-protection sold	214	(204)	10	(9)	1	85
Credit contracts-protection purchased	208	(194)	14	—	14	9
Other contracts	—	—	—	—	—	—
Total derivative liabilities	$34,298	(25,502)	8,796	(1,692)	7,104
December 31, 2016
Derivative assets
Interest rate contracts	$65,268	(59,880)	5,388	(987)	4,401	34%
Commodity contracts	3,057	(707)	2,350	(30)	2,320	74
Equity contracts	5,358	(3,018)	2,340	(365)	1,975	75
Foreign exchange contracts	10,894	(6,663)	4,231	(362)	3,869	97
Credit contracts-protection sold	85	(48)	37	—	37	61
Credit contracts-protection purchased	467	(315)	152	(1)	151	98
Total derivative assets	$85,129	(70,631)	14,498	(1,745)	12,753
Derivative liabilities
Interest rate contracts	$65,209	(58,956)	6,253	(3,129)	3,124	30%
Commodity contracts	2,551	(402)	2,149	(37)	2,112	38
Equity contracts	6,112	(2,433)	3,679	(331)	3,348	85
Foreign exchange contracts	12,742	(10,572)	2,170	(251)	1,919	100
Credit contracts-protection sold	389	(295)	94	(44)	50	98
Credit contracts-protection purchased	138	(38)	100	(2)	98	50
Other contracts	47	—	47	—	47	100
Total derivative liabilities	$87,188	(72,696)	14,492	(3,794)	10,698

(1)
In second quarter 2017, we adopted Settlement to Market treatment for the cash collateralizing our interest rate derivative contracts with certain centrally cleared counterparties. As a result of this adoption, the “gross amounts recognized” and “gross amounts offset in the consolidated balance sheet” columns do not include exposure with certain centrally cleared counterparties because the contracts are considered settled by the collateral. Likewise, what remains in these gross amount columns consists primarily of over-the-counter (OTC) market contracts for most of the contract types as reflected by the high percentage of OTC contracts in the “percent exchanged in over-the counter market” column as of December 31, 2017.

(2)
Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments were $245 million and $348 million related to derivative assets and $95 million and $114 million related to derivative liabilities as of December 31, 2017 and 2016, respectively. Cash collateral totaled $2.7 billion and $4.2 billion, netted against derivative assets and liabilities, respectively, at December 31, 2017, and $4.8 billion and $7.1 billion, respectively, at December 31, 2016.

(3)
Represents the fair value of non-cash collateral pledged and received against derivative assets and liabilities with the same counterparty that are subject to enforceable master netting arrangements. U.S. GAAP does not permit netting of such non-cash collateral balances in the consolidated balance sheet but requires disclosure of these amounts.

(4)
Represents derivatives executed in over-the-counter markets not settled through a central clearing organization. Over-the-counter percentages are calculated based on Gross amounts recognized as of the respective balance sheet date. The remaining percentage represents derivatives settled through a central clearing organization, which are executed in either over-the-counter or exchange-traded markets.

Derivatives in Fair Value and Cash Flow Hedging Relationships
Table 16.3 shows the net gains (losses) related to derivatives in fair value and cash flow hedging relationships.

Table 16.3: Gains (Losses) Recognized in Consolidated Statement of Income on Fair Value and Cash Flow Hedging Relationships (1)

	Net interest income					Noninterest Income
(in millions)	Investment securities	Loans	Mortgages held for sale	Deposits	Long-term debt	Other	Total
Year ended December 31, 2017
Total amounts presented in the consolidated statement of income	10,664	41,388	786	(3,013)	(5,157)	1,603	46,271

Gains (losses) on fair value hedging relationships
Interest contracts
Amounts related to interest settlements on derivatives (2)	(469)	(1)	(5)	36	1,286	—	847
Recognized on derivatives	(43)	1	(5)	(20)	(912)	—	(979)
Recognized on hedged items	(52)	(1)	(4)	36	938	—	917
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	14	—	—	—	(210)	—	(196)
Recognized on derivatives (4)	13	—	—	—	(230)	3,118	2,901
Recognized on hedged items	(10)	—	—	—	255	(2,855)	(2,610)
Net income (expense) recognized on fair value hedges	(547)	(1)	(14)	52	1,127	263	880

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	—	551	—	—	(8)	—	543
Net income (expense) recognized on cash flow hedges	—	551	—	—	(8)	—	543

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	Net interest income					Noninterest Income
(in millions)	Investment securities	Loans	Mortgages held for sale	Deposits	Long-term debt	Other	Total
Year ended December 31, 2016
Total amounts of line items presented in the consolidated statement of income	9,248	39,505	784	(1,395)	(3,830)	1,289	45,601

Gains (losses) on fair value hedging relationships
Interest contracts
Amounts related to interest settlements on derivatives (2)	(582)	—	(6)	62	1,830	—	1,304
Recognized on derivatives	—	—	—	—	—	(2,175)	(2,175)
Recognized on hedged items	—	—	—	—	—	2,157	2,157
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	9	—	—	—	31	—	40
Recognized on derivatives	—	—	—	—	—	(274)	(274)
Recognized on hedged items	—	—	—	—	—	286	286
Net income (expense) recognized on fair value hedges	(573)	—	(6)	62	1,861	(6)	1,338

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	—	1,043	—	—	(14)	—	1,029
Gains (losses) (before tax) recognized in income for hedge ineffectiveness	—	—	—	—	—	(1)	(1)
Net income (expense) recognized on cash flow hedges	—	1,043	—	—	(14)	(1)	1,028
Year ended December 31, 2015
Total amounts of line items presented in the consolidated statement of income	8,937	36,575	785	(963)	(2,592)	464	43,206

Gains (losses) on fair value hedging relationships
Interest contracts
Amounts related to interest settlements on derivatives (2)	(782)	—	(13)	69	1,886	—	1,160
Recognized on derivatives	—	—	—	—	—	300	300
Recognized on hedged items	—	—	—	—	—	(248)	(248)
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	—	—	—	—	182	—	182
Recognized on derivatives	—	—	—	—	—	(2,117)	(2,117)
Recognized on hedged items	—	—	—	—	—	2,143	2,143
Net income (expense) recognized on fair value hedges	(782)	—	(13)	69	2,068	78	1,420

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	3	1,103	—	—	(17)	—	1,089
Gains (losses) (before tax) recognized in income for hedge ineffectiveness	—	—	—	—	—	1	1
Net income (expense) recognized on cash flow hedges	3	1,103	—	—	(17)	1	1,090

(1)	Prior period gain or loss amounts and presentation location were not conformed to new hedge accounting guidance that we adopted in 2017.

(2)
Includes $(143) million, $(104) million and $(106) million for years ended December 31, 2017, 2016, and 2015, respectively, which represents changes in fair value due to the passage of time associated with the non-zero fair value amount at hedge inception.

(3)
Includes $(3) million, $(13) million and $(7) million for years ended December 31, 2017, 2016, and 2015, respectively, of the time value component recognized as net interest income (expense) on forward derivatives hedging foreign currency available-for-sale securities and long-term debt that were excluded from the assessment of hedge effectiveness.

(4)
For certain fair value hedges of foreign currency risk, changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income. See Note 24 (Other Comprehensive Income) for the amounts recognized in other comprehensive income.

(5)	See Note 24 (Other Comprehensive Income) for details of amounts reclassified to net income.

Hedged Items in Fair Value Hedging Relationships
Table 16.4 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 16.4: Hedged Items in Fair Value Hedging Relationship

	Hedged Items Currently Designated		Hedged Items No Longer Designated (1)
(in millions)	Carrying Amount of Assets/(Liabilities) (2)(4)	Hedge Accounting Basis Adjustment Assets/(Liabilities) (3)	Carrying Amount of Assets/(Liabilities) (4)	Hedge Accounting Basis Adjustment Assets/(Liabilities)
December 31, 2017
Investment securities, Available-for-sale (5)	32,498	870	5,221	343
Loans	140	(1)	—	—
Mortgages held for sale	465	(1)	—	—
Deposits	(23,679)	158	—	—
Long-term debt	(128,950)	(2,154)	(1,953)	16

(1)	Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.

(2)
Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for investment securities is $1.5 billion and for long-term debt is $(7.7) billion.

(3)
The balance includes $2.1 billion and $297 million of investment securities and long-term debt cumulative basis adjustments, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.

(4)
Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.

(5)	Carrying amount represents the amortized cost.

Derivatives not Designated as Hedging Instruments
Table 16.5 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.

Table 16.5: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity investments	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2017
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$448	—	—	(75)	373
Equity contracts	—	(1,483)	—	17	(1,466)
Foreign exchange contracts	—	—	—	(866)	(866)
Credit contracts	—	—	—	5	5
Subtotal (2)	448	(1,483)	—	(919)	(1,954)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts (3)	614	—	160	—	774
Equity contracts	—	—	(3,932)	1	(3,931)
Foreign exchange contracts	—	—	638	—	638
Credit contracts	—	—	(81)	—	(81)
Commodity contracts	—	—	178	—	178
Other	—	—	—	—	—
Subtotal	614	—	(3,037)	1	(2,422)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,062	(1,483)	(3,037)	(918)	(4,376)

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	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity investments	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2016
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$1,029	—	—	(51)	978
Equity contracts	—	125	—	(11)	114
Foreign exchange contracts	—	—	—	954	954
Credit contracts	—	—	—	21	21
Subtotal (2)	1,029	125	—	913	2,067
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts (3)	818	—	255	—	1,073
Equity contracts	—	—	(1,643)	—	(1,643)
Foreign exchange contracts	—	—	1,077	—	1,077
Credit contracts	—	—	(105)	—	(105)
Commodity contracts	—	—	216	—	216
Other	—	—	11	—	11
Subtotal	818	—	(189)	—	629
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,847	125	(189)	913	2,696
Year ended December 31, 2015
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$723	—	—	(42)	681
Equity contracts	—	(393)	—	—	(393)
Foreign exchange contracts	—	—	—	496	496
Credit contracts	—	—	—	—	—
Subtotal (2)	723	(393)	—	454	784
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts (3)	941	—	265	—	1,206
Equity contracts	—	—	563	—	563
Foreign exchange contracts	—	—	812	—	812
Credit contracts	—	—	44	—	44
Commodity contracts	—	—	88	—	88
Other	—	—	(15)	—	(15)
Subtotal	941	—	1,757	—	2,698
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,664	(393)	1,757	454	3,482

(1)	Includes gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.

(2)	Includes hedging losses of $(71) million, $(8) million, and $(24) million for the years ended December 31, 2017, 2016, and 2015, respectively, which partially offset hedge accounting ineffectiveness.

(3)	Amounts presented in mortgage banking noninterest income are gains on interest rate lock commitments.

Sold and Purchased Credit Derivatives
Table 16.6 provides details of sold and purchased credit derivatives.
Table 16.6: Sold and Purchased Credit Derivatives

		Notional amount
(in millions)	Fair value liability	Protection sold (A)	Protection sold - non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2017
Credit default swaps on:
Corporate bonds	$35	2,007	510	1,575	432	946	2018 - 2027
Structured products	86	267	252	232	35	153	2022 - 2047
Credit protection on:
Default swap index	—	2,626	540	308	2,318	3,932	2018 - 2027
Commercial mortgage-backed securities index	83	423	—	401	22	87	2047 - 2058
Asset-backed securities index	9	42	—	42	—	1	2045 - 2046
Other	1	3,656	3,306	—	3,656	9,840	2018 - 2031
Total credit derivatives	$214	9,021	4,608	2,558	6,463	14,959
December 31, 2016
Credit default swaps on:
Corporate bonds	$22	4,324	1,704	3,060	1,264	1,804	2017 - 2026
Structured products	193	405	333	295	110	79	2020 - 2047
Credit protection on:
Default swap index	—	1,515	257	139	1,376	3,668	2017 - 2021
Commercial mortgage-backed securities index	156	627	—	584	43	71	2047 - 2058
Asset-backed securities index	17	45	—	40	5	187	2045 - 2046
Other	1	3,567	3,568	—	3,567	10,519	2017 - 2047
Total credit derivatives	$389	10,483	5,862	4,118	6,365	16,328